Segment information - Total revenue by geography (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Total revenue	$ 17,775,029	$ 4,813,978
Canada
Disclosure of geographical areas [line items]
Total revenue	5,828,186	889,284
United States
Disclosure of geographical areas [line items]
Total revenue	1,463,510	852,599
Europe
Disclosure of geographical areas [line items]
Total revenue	265,711	1,488,208
Mexico
Disclosure of geographical areas [line items]
Total revenue	174,818	122,890
Asia
Disclosure of geographical areas [line items]
Total revenue		1,399,824
Israel
Disclosure of geographical areas [line items]
Total revenue	4,007
Saudi Arabia
Disclosure of geographical areas [line items]
Total revenue	9,523,353
China
Disclosure of geographical areas [line items]
Total revenue	296,031
Australia
Disclosure of geographical areas [line items]
Total revenue		53,190
South America
Disclosure of geographical areas [line items]
Total revenue	181,184	$ 7,983
Africa
Disclosure of geographical areas [line items]
Total revenue	$ 38,229